Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
Deferred tax assets/(liabilities)	$ 3,077	$ 3,296
Defined benefit accrual	(3)	(29)
Tax loss carryforwards	4,468	3,599
Add back loss carryforwards used for the debt remission	828	1,342
Valuation allowance	(2,216)	(1,616)
Switzerland
Operating Loss Carryforwards [Line Items]
Deferred tax assets/(liabilities)
Foreign
Operating Loss Carryforwards [Line Items]
Deferred tax assets/(liabilities)	$ 3,077	$ 3,296